Document and Entity Information	Nov. 27, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 27, 2015
Registrant Name	DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Central Index Key	0000720064
Amendment Flag	false
Document Creation Date	Nov. 27, 2015
Document Effective Date	Nov. 27, 2015
Prospectus Date	Nov. 27, 2015
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Z
Prospectus:
Trading Symbol	DRCAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class C
Prospectus:
Trading Symbol	DCACX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class A
Prospectus:
Trading Symbol	DCAAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class I
Prospectus:
Trading Symbol	DCMIX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Y
Prospectus:
Trading Symbol	DCAYX